Document and Entity Information - Jun. 30, 2015 - shares	Total
Document Information [Line Items]
Entity Registrant Name	Navios Maritime Midstream Partners LP
Trading Symbol	NAP
Entity Central Index Key	0001617049
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Limited Partner Units
Document Information [Line Items]
Entity units outstanding	9,342,692
Subordinated Series A Units
Document Information [Line Items]
Entity units outstanding	1,592,920
Subordinated Partner Units
Document Information [Line Items]
Entity units outstanding	9,342,692
General Partner Units
Document Information [Line Items]
Entity units outstanding	413,843